Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.55	$ 0.78	$ 0.63
Interim dividend, Per share	1.01	0.65	0.55
Special dividend, Per share			1.02
Dividends paid during the period, Per share	$ 1.56	$ 1.43	$ 2.20
Prior year final dividend, Total	$ 2,779	$ 3,946	$ 3,356
Interim dividend, Total	5,115	3,288	2,788
Special dividend, Total			5,158
Dividends paid during the period, Total	$ 7,894	$ 7,234	$ 11,302